OPERATING SEGMENTS - Schedule of Revenue by Geography (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 8,977	€ 8,280
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,570	1,463
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,458	1,296
Iberia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,541	1,371
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,200	1,017
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	541	511
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	355	329
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	193	208
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	207	213
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40	43
Total Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,105	6,451
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,162	1,102
New Zealand and Pacific Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	330	302
Indonesia and Papua New Guinea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	380	425
Total API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,872	€ 1,829